Consolidated statement of changes in equity (parenthetical)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of changes in equity [abstract]
Proportion of ownership interest in subsidiary	98.63%	98.56%	98.53%	98.22%